As filed with the Securities and Exchange Commission on October 18, 2019.

Registration Nos. 333-178742
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 466 (Check appropriate box or boxes)	☒

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on _______, pursuant to paragraph (b) of Rule 485
☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Schwab Retirement Income Variable Annuity individual flexible premium deferred variable annuity contracts.

Filing fee: None

Supplement dated December 17, 2019 to your Prospectus dated May 1, 2019,

for the Schwab Retirement Income Variable Annuity contract issued by Pacific Life & Annuity Company

The purpose of this supplement is to inform you of two new optional living benefit riders that will be offered starting February 18, 2020, subject to availability. This supplement must be preceded or accompanied by the Prospectus for your Contract, as supplemented (the “Prospectus”). All information on your Prospectus dated May 1, 2019, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 748-6907, or online at www.PacificLife.com. Please retain it for future reference.

The OVERVIEW section is amended as follows:

The optional rider list in the Optional Living Benefit Riders — Guaranteed Minimum Withdrawal Benefit subsection is amended to include the following:

•                  Future Income Generator (Single or Joint)

Only one guaranteed minimum withdrawal benefit rider may be owned or in effect at the same time.

The Optional Living Benefit Riders — Additional Information Applicable to Living Benefit Riders subsection is amended to include the following:

For the Future Income Generator (Single or Joint), you may purchase one of the Riders on the Contract Date or within 60 calendar days after the Contract Date. If you purchase within 60 calendar days after the Contract Date, the Rider Effective Date will be that Contract Date. Your election to purchase must be received In Proper Form. If an optional death benefit rider is purchased, you may not purchase a Guaranteed Minimum Withdrawal Benefit (Single or Joint). See the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section in the Prospectus.

The Fees and Expenses — Optional Rider Annual Expenses subsection is amended to include the following:

Maximum Charge Percentage
Guaranteed Minimum Withdrawal Benefit (as a percentage of the Protected Payment Base)
Future Income Generator (Single) Charge*	2.50%

Future Income Generator (Joint) Charge*	2.75%

* If you buy the Future Income Generator (Single or Joint) rider, the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the charge percentage in effect for you (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment.  For a complete explanation of the Protected Payment Base, see OPTIONAL LIVING BENEFIT RIDERS and the applicable rider subsection below. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments and Annual Credits, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. The charge may be waived under certain circumstances. See CHARGES, FEES, AND DEDUCTIONS — Optional Rider Charges below.

The CHARGES, FEES, AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges subsection is amended to include the following:

The following disclosure applies to the Future Income Generator (Single) or (Joint) Riders.

If you purchase an optional Rider listed in the table below, we will deduct an annual charge from your Investment Options on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and when the Rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary.

If your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates as a result of the death of the Designated Life (all Designated Lives for a Joint Life Rider) or when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

Once your Contract Value is zero, the Rider annual charge will no longer be deducted beginning the quarter after the Contract Value is zero. In addition, we will waive the Rider charge for the quarter in which full annuitization of the Contract occurs and the Rider annual charge will no longer be deducted.

The Rider annual charge percentage in effect on the Rider Effective Date is guaranteed not to change once a Rider is issued - even if an Automatic Reset or Owner-Elected Reset under the Rider occurs. You will find the current annual charge percentage in the Rate Sheet Prospectus Supplement applicable to your Contract. You can find more information about Protected Payment Base and an Automatic Reset or Owner-Elected Reset for each applicable Rider in the OPTIONAL LIVING BENEFIT RIDERS section below.

Annual Charge Percentage Table

Optional Rider	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Future Income Generator (Single)	2.50%	Protected Payment Base(1)	Quarterly Rider Anniversary
Future Income Generator (Joint)	2.75%	Protected Payment Base(1)	Quarterly Rider Anniversary

(1)                                 The Protected Payment Base is defined in the Rider Terms subsection for each rider referenced above. See the OPTIONAL LIVING BENEFIT RIDERS section below for each rider.

The OTHER OPTIONAL RIDERS section is amended as follows:

The optional rider list in the Optional Living Benefit Riders — Guaranteed Minimum Withdrawal Benefit subsection is amended to include the following:

•                  Future Income Generator (Single or Joint)

Only one guaranteed minimum withdrawal benefit rider may be owned or in effect at the same time.

Below is a comparison of some of the guaranteed minimum withdrawal benefit rider features. Working with your Schwab investment professional, see the individual rider descriptions for complete information about each optional rider and its features and benefits.

	Future Income Generator (Single or Joint)	Guaranteed Minimum Withdrawal Benefit (Single or Joint)
Purchase	At Contract issue or within 60 calendar days of the Contract issue date	At any time.
Investment Option Limitations	YES — Contract Value must be allocated according to the Investment Allocation Requirements described in the Prospectus and as described below.	YES — Contract Value must be allocated according to the Investment Allocation Requirements described in the Prospectus.
Maximum Issue Age	85 or younger	85 or younger
Lifetime Withdrawals	YES	YES
Age Lifetime Withdrawals Begin	59½	65
Annual Credit	YES	NO
Guaranteed Withdrawal Percentage	See Rate Sheet Supplement applicable to your Contract	Before age 65 0% Ages 65 and Older 5% for life (Single) 4.5% for life (Joint)
Resets	YES — Automatic or Owner-Elected	YES — Automatic

Rate Sheet Prospectus Supplement

A Rate Sheet Prospectus Supplement is currently used for the Future Income Generator (Single) and (Joint) Riders. This supplement is a periodic supplement to the Prospectus that discloses the Annual Charge Percentage, Annual Credit Percentage, and Withdrawal Percentage rates in effect for a certain period. You can obtain current percentage rates by calling your Schwab investment professional, visiting www.PacificLife.com, or by calling us at (800) 748-6907.

To receive the applicable percentages in a supplement, your application (or Regulation 60 paperwork if a replacement) must be signed within the stated time period as disclosed in the applicable supplement, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14-calendar days after the end of the applicable period, and we must receive, In Proper Form, the initial Purchase Payment within 90-calendar days after the end of the applicable period. Once the Rider is issued, your Annual Charge, Annual Credit, and Withdrawal Percentages within each Age range will not change as long as you own the Rider (even if an Automatic or Owner-Elected reset occurs as described in the Reset of Protected Payment Base subsection of each Rider).

We will periodically issue new supplements that may reflect percentages that may be higher or lower than the percentages in a previous supplement.

Subject to meeting the timelines referenced in the applicable supplement, on the issue date, if during the 90-calendar day period current percentage rates have changed since the date you signed your application (or Regulation 60 paperwork if a replacement), the following will apply:

•                                If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.
•                                If any Withdrawal Percentage increased, you will receive the percentages in effect on the issue date.
•                                If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Credit and/or any Withdrawal Percentages decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application (or Regulation 60 paperwork if a replacement).

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated in the applicable supplement, or you elect to purchase a Rider within 90-calendar days after the Contract issue date, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your Schwab investment professional, or call us at (800) 722-4448 to confirm the percentages applicable to you.

Rate Sheet Prospectus Supplements (for periods on and after February 18, 2020) may be found in the front of the Prospectus.

The General Information — Investment Allocation Requirements subsection is amended to include the following:

The following Investment Options will be available as Allowable Investment Options for the Future Income Generator (Single) or (Joint) Riders:

Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio

For complete information on the investment restrictions of the Future Income Generator (Single) or (Joint) Riders, see the OPTIONAL LIVING BENEFIT RIDERS - Investment Allocation Requirements subsection in your Prospectus.

Future Income Generator (Single)

(This Rider is called the Guaranteed Withdrawal Benefit XXII Rider — Single Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date, or within 60 calendar days of the Contract Date, provided that on the Rider Effective Date:

•    the Designated Life is 85 years of age or younger,

•    the Owner and Annuitant is the same person (except for Non-Natural Owners),

•    the Contract is not issued as an Inherited IRA, Inherited Roth IRA, Inherited TSA, Non-Qualified Life Expectancy (Stretch) or post-death Code Section 1035 exchange, and

•    you allocate your entire Contract Value according to the Investment Allocation Requirements.

Joint Owners may not purchase this Rider.

Rider Terms

Annual Credit — An amount added to the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual RMD Amount — The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Life — The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed; if a change occurs this Rider will terminate.

Early Withdrawal — Any withdrawal that occurs before the Designated Life is 59½ years of age.

Excess Withdrawal — Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 59½ or older and exceeds the Protected Payment Amount.

Protected Payment Amount — The maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Protected Payment Amount will depend on the age of the Designated Life. If the Designated Life is younger than 59½ years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 59½, the Protected Payment Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset. If the Designated Life is 59½ years of age or older, the Protected Payment Amount is the Withdrawal Percentage multiplied by the Protected Payment Base.  In any event, the Protected Payment Amount will never be less than zero (0). The Withdrawal Percentages are disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Protected Payment Base — An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See Example 1 in the Sample Calculations section below for a numerical example of initial values. The Protected Payment Base will never be less than zero (0).

Reset Date — Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date — The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date.

Withdrawal Percentage — This percentage is used to determine the Protected Payment Amount. The Withdrawal Percentages are disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Protected Payment Base until the earlier of:

•    the first withdrawal since the Rider Effective Date, or

•    10 Contract Anniversaries from the Rider Effective Date.

Prior to an Automatic or Owner-Elected Reset, the Annual Credit amount is equal to the Annual Credit Percentage multiplied by the total Purchase Payments received. Once an Automatic or Owner-Elected Reset takes place, the Annual Credit is equal to the reset Protected Payment Base plus any subsequent Purchase Payments multiplied by the Annual Credit Percentage. See Example 2 in Sample Calculations below for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base. The Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary). If there is an Annual Credit Amount applied, it is added to the Protected Payment Base before any reset determination is made. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 59½ years of age or older, the Protected Payment Amount is the applicable Withdrawal Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the Protected Payment Base. If the Designated Life is younger than 59½ years of age, the Protected Payment Amount is zero (0).

If applicable, an Annual Credit is added to the Protected Payment Base prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base will be automatically reset to equal the Contract Value.

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit, Automatic or Owner-Elected Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

•    The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract Year.

•    For the first 10 years from the Rider Effective Date, the Protected Payment Base can be increased by the Annual Credit amount, as long as no withdrawals are made. If you take any type of withdrawal within the first 10 years from the Rider Effective Date, the Annual Credit will no longer affect the Protected Payment Base.

•    An Automatic Reset (if the Protected Payment base is at least $1.00 less than the Contract Value on that Contract Anniversary) will increase the Protected Payment Base. An Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date.

•    A withdrawal that is less than or equal to the amount allowed each Contract Year (the Protected Payment Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection. See Examples 3 and 4 of the Sample Calculations below for numerical examples of withdrawals and the effect on the Protected Payment Base.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES — IRAs and Qualified Plans in the Prospectus.

Withdrawal of Protected Payment Amount

When the Designated Life is 59½ years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See Example 4 in the Sample Calculations section below for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

If you request a withdrawal that is greater than the Protected Payment Amount, you must have Contract Value that is equal to or greater than the withdrawal amount requested.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES in the Prospectus.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See Example 5 in the Sample Calculations section below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•    such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

•    you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•    the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

•    only RMD withdrawals are made from the Contract during the Contract Year.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or Treasury Regulations relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See Example 6 in the Sample Calculations section below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

Also see FEDERAL TAX ISSUES — Qualified Contracts — Required Minimum Distributions in the Prospectus.

Depletion of Contract Value

If the Designated Life is younger than age 59½ when the Contract Value is zero (due to withdrawals, fees, market performance, or otherwise), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•    the allowable withdrawal amount from the Contract will be limited to the Protected Payment Amount which will be paid each year until the date of death of the Designated Life or when a death benefit becomes payable under the Contract,

•    the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•    no additional Purchase Payments will be accepted under the Contract, and

•    the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued except that an Automatic Reset or an Owner-Elected Reset will not reinstate eligibility for the Annual Credit as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is at least $1.00 less than the Contract Value on that Contract Anniversary.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect.

If you elect this option, your election must be received, In Proper Form, within 60 calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your Schwab investment professional prior to electing an Owner-Elected Reset. We will provide you written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments.  See Example 2 in the Sample Calculations below for a numerical example of adjustments to the Protected Payment Base when an additional Purchase Payment is made. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•    the Life Only fixed annual payment amount based on the terms of your Contract, or

•    the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your Schwab investment professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•    the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

•    the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

•    the day the Contract is terminated in accordance with the provisions of the Contract,

•    the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes: to or from certain trusts, or adding or removing the Owner’s spouse),

•    the day you exchange this Rider for another withdrawal benefit Rider,

•    the Annuity Date (see the Annuitization subsection for additional information),

•    the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•    the day the Contract Value is reduced to zero (due to withdrawals, fees, market performance, or otherwise) if the Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Future Income Generator (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit XXII Rider — Joint Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date, or within 60 calendar days from the Contract Date, if you meet the following eligibility requirements:

•    the Contract is issued as:

•    Non-Qualified Contract (this Rider is not available if the Owner is a trust or other entity), except for Non-Qualified Life Expectancy (Stretch) or post-death Code Section 1035 exchange Contracts, or

•    Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p) or 403(b), except for Inherited IRAs, Inherited Roth IRAs, Inherited TSAs, 401(a), 401(k), Individual(k), or Keogh.

•    both Designated Lives are 85 years or younger,

•    you allocate your entire Contract Value according to the Investment Allocation Requirements,

•    the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

•    any Owner/Annuitant is a Designated Life (except for custodial owned IRA or TSA Contracts).

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•    a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

•    Joint Owners, where the Owners are each other’s Spouses, or

•    if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

Naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual Credit — An amount added to the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual RMD Amount — The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Lives (each a “Designated Life”) — Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

•    be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA), or

•    remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal — Any withdrawal that occurs before the youngest Designated Life is 59½ years of age.

Excess Withdrawal — Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59½ or older and exceeds the Protected Payment Amount.

Protected Payment Amount — The maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Protected Payment Amount will depend on the age of the youngest Designated Life. If the youngest Designated Life is younger than 59½ years of age, the Protected Payment Amount is equal to zero (0); however, once the youngest Designated Life reaches age 59½, the Protected Payment Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset. If the youngest Designated Life is 59½ years of age or older, the Protected Payment Amount is the Withdrawal Percentage multiplied by the Protected Payment Base.  In any event, the Protected Payment Amount will never be less than zero (0). The Withdrawal Percentages are disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Protected Payment Base — An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See Example 1 in the Sample Calculations section below for a numerical example of initial values. The Protected Payment Base will never be less than zero (0).

Reset Date — Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date — The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date.

Spouse — The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse — The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

Withdrawal Percentage — This percentage is used to determine the Protected Payment Amount. The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Protected Payment Base until the earlier of:

•    the first withdrawal since the Rider Effective Date, or

•    10 Contract Anniversaries from the Rider Effective Date.

Prior to an Automatic or Owner-Elected Reset, the Annual Credit amount is equal to the Annual Credit Percentage multiplied by the total Purchase Payments received. Once an Automatic or Owner-Elected Reset takes place, the Annual Credit is equal to the reset Protected Payment Base plus any subsequent Purchase Payments multiplied by the Annual Credit Percentage. See Example 2 in Sample Calculations below for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base. The Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary). If there is an Annual Credit amount applied, it is added to the Protected Payment Base before any reset determination is made. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59½ years of age or older, the Protected Payment Amount is the applicable Withdrawal Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the

Protected Payment Base. If the youngest Designated Life is younger than 59½ years of age, the Protected Payment Amount is zero (0).

If applicable, an Annual Credit is added to the Protected Payment Base prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base will be automatically reset to equal the Contract Value.

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit, Automatic or Owner-Elected Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

•    The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract year.

•    For the first 10 years from the Rider Effective Date, the Protected Payment Base will be increased by the Annual Credit amount, as long as no withdrawals are made. If you take any type of withdrawal within the first 10 years from the Rider Effective Date, the Annual Credit will no longer affect the Protected Payment Base.

•    An Automatic Reset (if the Protected Payment base is at least $1.00 less than the Contract Value on that Contract Anniversary) will increase the Protected Payment Base. An Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date.

•    A withdrawal that is less than or equal to the amount allowed each Contract Year (the Protected Payment Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection. See examples 3 and 4 of the Sample Calculations below for numerical examples of withdrawals and the effect on the Protected Payment Base.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES — IRAs and Qualified Plans in the Prospectus.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 59½ years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See Example 4 in the Sample Calculations section below for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

If you request a withdrawal that is greater than the Protected Payment Amount, you must have Contract Value that is equal to or greater than the withdrawal amount requested.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES in the Prospectus.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See Example 5 in the Sample Calculations section below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•    such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

•    you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•    the Annual RMD Amount is based on the previous year-end fair market value of this Contract only,

•    only RMD withdrawals are made from the Contract during the Contract Year, and

•    the youngest Designated Life is age 59½ or older.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or Treasury Regulations relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See Example 6 in the Sample Calculations section below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

Also see FEDERAL TAX ISSUES — Qualified Contracts — Required Minimum Distributions in the Prospectus.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59½ when the Contract Value is zero (due to withdrawals, fees, market performance, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•    the allowable withdrawal amount from the Contract will be limited to the Protected Payment Amount which will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

•    the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•    no additional Purchase Payments will be accepted under the Contract, and

•    the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued except that an Automatic Reset or an Owner-Elected Reset will not reinstate eligibility for the Annual Credit as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is at least $1.00 less than the Contract Value on that Contract Anniversary.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect.

If you elect this option, your election must be received, In Proper Form, within 60 calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your Schwab investment professional prior to electing an Owner-Elected Reset. We will provide you written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments.  See Example 2 in the Sample Calculations below for a numerical example of adjustments to the Protected Payment Base when an additional Purchase Payment is made. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•    the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

•    the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your Schwab investment professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The Surviving Spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits in the Prospectus).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. See Rider Terms — Designated Lives above and ADDITIONAL INFORMATION — Changes to Your Contract in the Prospectus.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•    the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

•    the date of the death of all Designated Lives eligible for lifetime benefits,

•    upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

•    upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

•    if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

•    the day the Contract is terminated in accordance with the provisions of the Contract,

•    the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

•    the day you exchange this Rider for another withdrawal benefit Rider,

•    the Annuity Date (see the Annuitization subsection for additional information),

•    the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

•    the day the Contract Value is reduced to zero (due to withdrawals, fees, market performance, or otherwise) if the youngest Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples may not reflect the current Annual Credit Percentage or the current Withdrawal Percentages. The Annual Credit Percentage and Withdrawal Percentages are disclosed in a Rate Sheet Prospectus Supplement applicable to your Contract.

The examples apply to Future Income Generator (Single) and (Joint) unless otherwise noted below.

Example #1 — Setting of Initial Values.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 65 years old.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•    Annual Credit = $0

•    Protected Payment Base = Initial Purchase Payment = $100,000

•    Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 — Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 65 years old.

•    A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

•    No withdrawals taken.

•    Annual Credit Percentage of 7%

•    Protected Payment Amount = 5% of Protected Payment Base.

•    Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$25,000		$125,000	$0	$125,000	$6,250
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$6,688

Immediately after the $25,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base, is increased by the Purchase Payment amount to $125,000 ($100,000 + $25,000). The Protected Payment Amount after the Purchase Payment is equal to $6,250 (5% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $8,750 (7% of total Purchase Payments) is applied to the Protected Payment Base, increasing it to $133,750. On Year 2 Contract Anniversary, the Protected Payment Base (after the Annual Credit) is higher than the Contract Value, so no automatic reset occurs. The Protected Payment Amount on that Contract Anniversary is equal to $6,688 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 — Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 65 years old.

•    A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

•    A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

•    Annual Credit Percentage of 7%.

•    Protected Payment Amount = 5% of Protected Payment Base.

•    Automatic Resets at Beginning of Contract Years 4 and 5.

•    Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$25,000		$125,000	$0	$125,000	$6,250
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$6,688
Activity		$4,000	$128,000		$133,750	$2,688
Year 3 Contract Anniversary			$130,000	NA	$133,750	$6,688
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$145,000	NA	$133,750	$6,688
Year 4 Contract Anniversary	(After Automatic Reset)		$145,000	NA	$145,000	$7,250
Activity		$7,250	$142,000		$145,000	$0
Year 5 Contract Anniversary	(Prior to Automatic Reset)		$150,000	NA	$145,000	$7,250
Year 5 Contract Anniversary	(After Automatic Reset)		$150,000	NA	$150,000	$7,500

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($6,688):

•    the Protected Payment Base remains unchanged; and

•    since a withdrawal occurred, the Annual Credit will no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($130,000) is less than the Protected Payment Base ($133,750), no Automatic Reset occurs. The Protected Payment Amount will be $6,688 (5% of the Protected Payment Base).

At Year 4 Contract Anniversary, the Protected Payment Base ($133,750) was less than the Contract Value ($145,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary — Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary — After Automatic Reset). The Protected Payment Amount is equal to $7,250 (5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($7,250) the Protected Payment Base remains unchanged.

At Year 5 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 5 Contract Anniversary — Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 5 Contract Anniversary — After Automatic Reset). The Protected Payment Amount is equal to $7,500 (5% of the reset Protected Payment Base).

Example #4 — Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 65 years old.

•    A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

•    A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•    Annual Credit Percentage of 7%.

•    Protected Payment Amount = 5% of Protected Payment Base.

•    Contract Value immediately before withdrawal = $130,000.

•    Automatic Reset at Beginning of Contract Year 4.

•    Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$25,000		$125,000	$0	$125,000	$6,250
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$6,688
Activity		$10,000	$120,000 (after $10,000 withdrawal)	N/A	$130,152	$0
Year 3 Contract Anniversary			$115,000	N/A	$130,152	$6,508
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$135,000	N/A	$130,152	$6,508
Year 4 Contract Anniversary	(After Automatic Reset)		$135,000	N/A	$135,000	$6,750

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $10,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($10,000 > $6,688), the Protected Payment Base immediately after the withdrawal is reduced. Since a withdrawal occurred, the Annual Credit is no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•    Contract Value = $130,000

•    Protected Payment Base = $133,750

•    Protected Payment Amount = $6,688 (5% × Protected Payment Base; 5% × $133,750 = $6,688)

•    No withdrawals were taken prior to the excess withdrawal

A withdrawal of $10,000 was taken, which exceeds the Protected Payment Amount of $6,688 for the Contract Year. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $3,312 (total withdrawal amount — Protected Payment Amount; $10,000 — $6,688 = $3,312).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value — Protected Payment Amount). The Contract Value prior to the withdrawal was $130,000, which equals the $120,000 after the withdrawal plus the $10,000 withdrawal amount. Numerically, the ratio is 10.48% ($3,312 ÷ ($130,000 — $6,688); $3,312 ÷ $123,312 = 0.0269 or 2.69%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $130,152 (Protected Payment Base × (1 — ratio); $133,750 × (1 — 2.69%); $133,750 × 97.31% = $130,152).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $130,152 = $6,508), less cumulative withdrawals during that Contract Year ($10,000), but not less than zero). Since a withdrawal occurred, the Annual Credit will no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($115,000) is less than the Protected Payment Base ($130,152), no Automatic Reset occurs.

At Year 4 Contract Anniversary, the Protected Payment Base ($130,152) was less than the Contract Value ($135,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary — Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary — After Automatic Reset). The Protected Payment Amount is equal to $6,750 (5% of the reset Protected Payment Base).

Example #5 — Early Withdrawal.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 56 years old.

•    A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

•    Annual Credit Percentage of 7%.

•    A withdrawal greater than the Protected Payment Amount is taken during Contract Year 3.

•    Contract Value immediately before withdrawal = $115,000.

•    Automatic Reset at Beginning of Contract Year 6.

•    Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$0
Activity	$25,000		$125,000	$0	$125,000	$0
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$0
Year 3 Contract Anniversary			$115,000	$8,750	$142,500	$0
Activity		$10,000	$105,000 after $10,000 withdrawal)	N/A	$130,103	$0
Year 4 Contract Anniversary			$101,000	N/A	$130,103	$0
Activity (Designated Life reaches age 59½)			$98,000	N/A	$130,103	$6,505
Year 5 Contract Anniversary			$114,000	N/A	$130,103	$6,505
Year 6 Contract Anniversary	(Prior to Automatic Reset)		$132,000	N/A	$130,103	$6,505
Year 6 Contract Anniversary	(After to Automatic Reset)		$132,000	N/A	$132,000	$6,600

For an explanation of the values and activities at the start of and during Contract Year 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, since the Contract Value ($115,000) is less than the Protected Payment Base ($133,750) plus the Annual Credit ($8,750), no Automatic Reset occurs. The Protected Payment Amount is $0 (0% of the Protected Payment Base) since the Designated Life has not reached 59½ years of age.

Because the $10,000 withdrawal during Contract Year 3 exceeds the Protected Payment Amount ($0) immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $10,000.

Second, determine the reduction percentage by dividing the early withdrawal amount by the Contract Value prior to the withdrawal: $10,000 ÷ $115,000 = 0.0870 or 8.70%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the lesser of (a) the total withdrawal amount ($10,000) ($142,500 - $10,000 = $132,500) or (b) the reduction percentage ($142,500 × 8.70%) = $12,397; $142,500 - $12,397 = $130,103. Since $130,103 is less than $132,500, the new Protected Payment Base is $130,103.

At Year 4 Contract Anniversary, since the Contract Value ($101,000) is less than the Protected Payment Base ($130,103), no Automatic Reset occurs. During Year 4, the Designated Life reaches age 59½ and a new Protected Payment Amount will be calculated. The Protected Payment Amount is 5% of the Protected Payment Base ($130,103) which results in a Protected Payment Amount of $6,505.

At Year 5 Contract Anniversary, since the Contract Value ($114,000) is less than the Protected Payment Base ($130,103), no Automatic Reset occurs.

At Year 6 Contract Anniversary, since the Contract Value ($132,000) is greater than the Protected Payment Base ($130,103) on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary — Prior to and After Automatic Reset). The Protected Payment Amount is set to $6,600 (5% × $132,000).

Example #6 — RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. There are no calculations for the Annual Credit since the example has withdrawals occurring immediately.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year. The assumed withdrawal rate is 5.60%.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2017 Contract Anniversary				$100,000	$5,600
01/01/2018			$7,500
03/15/2018	$1,875			$100,000	$3,725
05/01/2018 Contract Anniversary				$100,000	$5,600
06/15/2018	$1,875			$100,000	$3,725
09/15/2018	$1,875			$100,000	$1,850
12/15/2018	$1,875			$100,000	$0
01/01/2019			$8,000
03/15/2019	$2,000			$100,000	$0

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2019 Contract Anniversary				$100,000	$5,600

Since the RMD Amount for 2019 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2019. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD Amount and Contract Anniversary are the same as above. The assumed withdrawal rate is 5.6%.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2017 Contract Anniversary				$100,000	$5,600
01/01/2018			$7,500
03/15/2018	$1,875			$100,000	$3,725
04/01/2018		$2,000		$100,000	$1,725
05/01/2018 Contract Anniversary				$100,000	$5,600
06/15/2018	$1,875			$100,000	$3,725
09/15/2018	$1,875			$100,000	$1,850
11/15/2018		$4,000		$97,560	$0

On 3/15/18 there was an RMD Withdrawal of $1,875 and on 4/1/18 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/17 through 4/30/18) did not exceed the Protected Payment Amount of $5,600 there was no adjustment to the Protected Payment Base. On 5/1/18, the Protected Payment Amount was re-calculated (5.6% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/18, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,600). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,850), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $97,561.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•    Contract Value = $90,000

•    Protected Payment Base = $100,000

•    Protected Payment Amount = $1,850

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,850. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,150 (total withdrawal amount — Protected Payment Amount; $4,000 — $1,850 = $2,150).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value — Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 2.44% ($2,150 ÷ ($90,000 — $1,850); $2,150 ÷ $88,150 = 0.0244 or 2.44%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $97,561 (Protected Payment Base × (1 — ratio); $100,000 × (1 — 2.44%); $100,000 × 97.56% = $97,560).

Example #7 — Higher Age Band Reached Due to a Reset.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 64 years old.

•    No subsequent Purchase Payments are received.

•    Automatic Resets at Contract Years 2 and 7.

•    Withdrawals, are taken each Contract Year:

•    Equal 4% of the Protected Payment Base in Contract Year 1 (age 64)

•    Equal 5% of the Protected Payment Base in Contract Years 2-6 (age 65-69)

•    Equal 6% of the Protected Payment Base in Contract Years 7-22 (age 70-85)

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$4,000	$99,000	$100,000	$4,000
Year 2 Contract Anniversary	(Before Automatic Reset)	$102,000	$100,000	$4,000
Year 2 Contract Anniversary	(After Automatic Reset)	$102,000	$102,000	$5,100
3	$5,100	$96,909	$102,000	$5,100
4	$5,100	$97,816	$102,000	$5,100
5	$5,100	$99,691	$102,000	$5,100
6	$5,100	$98,648	$102,000	$5,100
Year 7 Contract Anniversary	(Before Automatic Reset)	$105,000	$102,000	$5,100
Year 7 Contract Anniversary	(After Automatic Reset)	$105,000	$105,000	$6,300
8	$6,300	$97,650	$105,000	$6,300
9	$6,300	$96,875	$105,000	$6,300
10	$6,300	$94,078	$105,000	$6,300
11	$6,300	$98,805	$105,000	$6,300
12	$6,300	$95,478	$105,000	$6,300
13	$6,300	$92,096	$105,000	$6,300
14	$6,300	$88,660	$105,000	$6,300
15	$6,300	$89,168	$105,000	$6,300
16	$6,300	$91,619	$105,000	$6,300

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
17	$6,300	$92,013	$105,000	$6,300
18	$6,300	$91,349	$105,000	$6,300
19	$6,300	$89,626	$105,000	$6,300
20	$6,300	$86,844	$105,000	$6,300
21	$6,300	$82,002	$105,000	$6,300
22	$6,300	$80,099	$105,000	$6,300

On the Rider Effective Date, the initial values are set as follows:

•    Protected Payment Base = Initial Purchase Payment = $100,000

•    Protected Payment Amount = 4% of Protected Payment Base = $4,000

At Year 2 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary — Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary — After Automatic Reset). Since the Designated Life is 65 years of age when the Automatic Reset occurred, the Protected Payment Amount equals $5,100 (5% of the Protected Payment Base).

At Year 7 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 7 Contract Anniversary — Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 7 Contract Anniversary — After Automatic Reset). Since the Designated Life is now 70 years of age when the Automatic Reset occurred, the Enhanced Income Amount equals $6,300 (6% of the Protected Payment Base).

Example #8 — Lifetime Income.

This example applies to the Future Income Generator (Single) only.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 70 years old.

•    No subsequent Purchase Payments are received.

•    Withdrawals of 5% of the Protected Payment Base are taken each Contract Year.

•    No Automatic Reset is assumed during the life of the Rider.

•    Annual Credit does not apply.

•    Contract Value goes to zero during Contract Year 21.

•    Death occurs during Contract Year 27 after the $5,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$5,000	$95,900	$100,000	$5,000
2	$5,000	$91,739	$100,000	$5,000
3	$5,000	$87,515	$100,000	$5,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
4	$5,000	$83,227	$100,000	$5,000
5	$5,000	$78,876	$100,000	$5,000
6	$5,000	$74,459	$100,000	$5,000
7	$5,000	$69,976	$100,000	$5,000
8	$5,000	$65,425	$100,000	$5,000
9	$5,000	$60,807	$100,000	$5,000
10	$5,000	$56,119	$100,000	$5,000
11	$5,000	$51,361	$100,000	$5,000
12	$5,000	$46,531	$100,000	$5,000
13	$5,000	$41,629	$100,000	$5,000
14	$5,000	$36,653	$100,000	$5,000
15	$5,000	$31,603	$100,000	$5,000
16	$5,000	$26,477	$100,000	$5,000
17	$5,000	$21,274	$100,000	$5,000
18	$5,000	$15,994	$100,000	$5,000
19	$5,000	$10,633	$100,000	$5,000
20	$5,000	$5,193	$100,000	$5,000
21	$5,000	$0	$100,000	$5,000
22	$5,000	$0	$100,000	$5,000
23	$5,000	$0	$100,000	$5,000
24	$5,000	$0	$100,000	$5,000
25	$5,000	$0	$100,000	$5,000
26	$5,000	$0	$100,000	$5,000
27	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•    Protected Payment Base = Initial Purchase Payment = $100,000

•    Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 21, the Contract Value is reduced to zero after the Protected Payment Amount of $5,000 is withdrawn. Withdrawals of the Protected Payment Amount ($5,000) will continue to be paid each year (even if Contract Value is zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

Example #9 — Lifetime Income.

This example applies to the Future Income Generator (Joint) only.

The values shown below are based on the following assumptions:

•    Initial Purchase Payment = $100,000

•    Rider Effective Date = Contract Date

•    Every Designated Life is 70 years old.

•    No subsequent Purchase Payments are received.

•    Withdrawals of 5% of the Protected Payment Base are taken each Contract Year.

•    No Automatic Reset is assumed during the life of the Rider.

•    Annual Credit does not apply.

•    All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

•    Surviving Spouse continued Contract upon death of the first Designated Life.

•    Contract Value goes to zero during Contract Year 21.

•    Surviving Spouse dies during Contract Year 27 after the $5,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$5,000	$95,900	$100,000	$5,000
2	$5,000	$91,739	$100,000	$5,000
3	$5,000	$87,515	$100,000	$5,000
4	$5,000	$83,227	$100,000	$5,000
5	$5,000	$78,876	$100,000	$5,000
6	$5,000	$74,459	$100,000	$5,000
7	$5,000	$69,976	$100,000	$5,000
8	$5,000	$65,425	$100,000	$5,000
9	$5,000	$60,807	$100,000	$5,000
10	$5,000	$56,119	$100,000	$5,000
11	$5,000	$51,361	$100,000	$5,000
12	$5,000	$46,531	$100,000	$5,000
13	$5,000	$41,629	$100,000	$5,000
Activity (Death of first Designated Life) 14	$5,000	$36,653	$100,000	$5,000
15	$5,000	$31,603	$100,000	$5,000
16	$5,000	$26,477	$100,000	$5,000
17	$5,000	$21,274	$100,000	$5,000
18	$5,000	$15,994	$100,000	$5,000
19	$5,000	$10,633	$100,000	$5,000
20	$5,000	$5,193	$100,000	$5,000
21	$5,000	$0	$100,000	$5,000
22	$5,000	$0	$100,000	$5,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
23	$5,000	$0	$100,000	$5,000
24	$5,000	$0	$100,000	$5,000
25	$5,000	$0	$100,000	$5,000
26	$5,000	$0	$100,000	$5,000
27	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•    Protected Payment Base = Initial Purchase Payment = $100,000

•    Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that results in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would termination upon the death of the first Designated Life.

During Contract Year 21, the Contract Value is reduced to zero after the Protected Payment Amount of $5,000 is withdrawn. Withdrawals of the Protected Payment Amount ($5,000) will continue to be paid each year (even if Contract Value is zero) until the date of death of the surviving Designated Life or when a death benefit becomes payable under the Contract.

Supplement dated December 17, 2019 to the Prospectus dated May 1, 2019 for the
Schwab Retirement Income Variable Annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the variable annuity prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the applicable prospectus. If you would like another copy of the current prospectus, you may obtain one by visiting www.PacificLife.com or by calling us at (800) 748-6907 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by typing in the variable annuity product name under EDGAR Search Tools - Variable Insurance Products.

We are issuing this Supplement to provide the Annual Charge, Annual Credit, and Withdrawal Percentages for the Future Income Generator (Single) or (Joint) during the dates outlined below. This Supplement replaces and supercedes any previously issued Rate Sheet Prospectus Supplement and must be used in conjunction with an effective prospectus. For complete information about the Future Income Generator (Single) or (Joint), see the Prospectus supplement dated December 17, 2019.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement)* signed between February 18, 2020 and February 29, 2020.

* If your Contract and Rider purchase is through a replacement that involves Regulation 60, the application sign date is not used to determine percentage rates. In this situation, all references to “application” in this supplement refer to the Regulation 60 Authorization to Release Information form.

The Annual Charge, Annual Credit, and Withdrawal Percentages may be different than those listed below for applications (or Regulation 60 paperwork if a replacement) signed after February 29, 2020. Please work with your Schwab investment professional, visit www.PacificLife.com or call us at (800) 748-6907 to confirm the most current Annual Charge, Annual Credit, and Withdrawal Percentages.

The applicable Annual Charge and Annual Credit for the current period are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.35%	7%
Future Income Generator (Joint)	1.45%	7%

The Withdrawal Percentages for the current period are the following:

Age*	Future Income Generator (Single)	Future Income Generator (Joint)
Before 59½	0%	0%
59½ to 64	4.35%	3.85%
65 to 69	5.35%	4.85%
70 to 74	5.60%	5.10%
75 to 79	5.85%	5.35%
80 to 84	5.85%	5.35%
85 and older	5.85%	5.35%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset occurred.

In order for you to receive the Annual Charge, Annual Credit, and Withdrawal Percentages reflected above, your application (or Regulation 60 paperwork if a replacement) must be signed within the time period referenced above, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14 calendar days after the end of the period, and we must receive, In Proper Form, the initial Purchase Payment within 90 calendar days after the end of the period. Once the Rider is issued, your Annual Charge, Annual Credit, and Withdrawal Percentages within each age range will not change as long as you own the Rider

(even if an Automatic Reset or Owner-Elected Reset occurs as described in the Reset of Protected Payment Base subsection within each Rider).

Subject to meeting the timelines referenced above, on the issue date, if during the 90 calendar day period current percentage rates have changed since the date you signed your application (or Regulation 60 paperwork if a replacement), the following will apply:

•                  If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.

•                  If any Withdrawal Percentage increased, you will receive the percentages in effect on the issue date.

•                  If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Credit and/or any Withdrawal Percentages decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application (or Regulation 60 paperwork if a replacement).

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, or you elect to purchase a Rider within 90 calendar days after the Contract issue date, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your Schwab investment professional, or call us to confirm the percentages applicable to you.

Please work with your Schwab investment professional or call us at (800) 748-6907 prior to submitting your paperwork if you have any questions.

Form No.[       ]

Prospectus

(Included in Registrant’s Form N-4, File No. 333-178742 Accession No. 0001104659-19-022294 filed on April 18, 2019, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-178742 Accession No. 0001104659-19-022294 filed on April 18, 2019, and incorporated by reference herein.)

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2018 and for each of the periods presented, included in Part B, include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report Statements of Financial Condition Statements of Operations Statements of Stockholder’s Equity Statements of Cash Flows Notes to Financial Statements

(b) Exhibits

1.	(a)

Minutes of Action of Board of Directors of Pacific Life Insurance Company and Pacific Life & Annuity Company dated July 1, 1998; included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

2.	Not applicable

3.	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein.

(b) Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various

		Broker-Dealers; included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.

	(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-178742, Accession No. 0001104659-17-024481 filed on April 19, 2017 and incorporated by reference herein.

4.	(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2225); included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0000950123-12-005013, filed on March 21, 2012, and incorporated by reference herein.

	(b)

Qualified Pension Plan Rider (Form No. 20-24200); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

	(c)	(1)

Individual Retirement Annuity Rider (Form No. 20-25400); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

		(2)

Individual Retirement Annuity Rider (Form No. 20-2266); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

	(d)	(1)

Roth Individual Retirement Annuity Rider (Form No. 20-24000); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

		(2)

Roth Individual Retirement Annuity Rider (Form No. 20-2267); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

	(e)	(1)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

		(2)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

	(f)

Guaranteed Withdrawal Benefit IX Rider — Single Life (Form No. 20-2226); included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0000950123-12-005013, filed on March 21, 2012, and incorporated by reference herein.

	(g)

Guaranteed Withdrawal Benefit IX Rider — Joint Life (Form No. 20-2227); included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0000950123-12-005013, filed on March 21, 2012, and incorporated by reference herein.

	(h)

Qualified Retirement Plan Rider (Form No. 20-2269); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

(i)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

(j)

Return of Purchase Payments Death Benefit Rider (Form No. 20-2302); included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0001193125-14-361845, filed on October 2, 2014, and incorporated by reference herein.

(k)

Stepped-up Death Benefit Rider (Form No. 20-2303); included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0001193125-14-361845, filed on October 2, 2014, and incorporated by reference herein.

	(l)	Guaranteed Withdrawal Benefit XXII Rider– Single Life (Future Income Generator)(Form No. 20-2427)

	(m)	Guaranteed Withdrawal Benefit XXII Rider– Joint Life (Future Income Generator)(Form No. 20-2428)

5.

Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-2225); included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0000950123-12-005013, filed on March 21, 2012, and incorporated by reference herein.

6.	(a)

Pacific Life & Annuity Company’s Articles of Incorporation; included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

(b)

Amended and Restated Articles of Incorporation of Pacific Life & Annuity Company; included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

(c)

By-laws of Pacific Life & Annuity Company; included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

7.	Not applicable

8.	(a)

Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (Pacific Life); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002, and incorporated by reference herein.

(b)

Schwab Annuity Portfolios Participation Agreement; included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0000950123-12-006444, filed on April 24, 2012, and incorporated by reference herein.

(1)

First Amendment to Fund Participation Agreement; included in Registration Statement on Form N-4, File No. 333-178742, Accession No. 0001193125-14-147304, filed on April 17, 2014, and incorporated by reference herein.

9.

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; included in Registrant’s Form N-4, File No. 333-178742, Accession No. 0000950123-11-103961 filed on

December 23, 2011, and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors. [TO BE FILED]

11.	Not applicable

12.	Not applicable

13.	Power of Attorney; included in Registrant’s Form N-4, File No. 333-178742, Accession No. 0001104659-19-022294 filed on April 18, 2019, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Joseph E Celentano	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary
Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Schwab Retirement Income Variable Annuity—Approximately	36	Qualified
	54	Non-Qualified

Item 28. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 18th day of October, 2019.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	October 18, 2019
James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	October 18, 2019
Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	October 18, 2019
Darryl D. Button*

		Director, Senior Vice President and General Counsel	October 18, 2019
Sharon A. Cheever*

		Vice President and Secretary	October 18, 2019
Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	October 18, 2019
Edward R. Byrd*

		Executive Vice President	October 18, 2019
Joseph E. Celentano*

		Vice President and Treasurer	October 18, 2019
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER		October 18, 2019
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are included in Registrant’s Form N-4, File No 333-178742, Accession No. 0001104659‐19‐022294 filed on April 18, 2019, and incorporated by reference herein.)